Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Revenue, net	$ 19,550	$ 18,097
Cost of goods sold	12,606	14,237
Gross profit	6,944	3,860
Operating expense:
Research and development	4,842	6,523
Selling, general and administrative	33,481	44,680
Restructuring	2,394
Total operating expense	40,717	51,203
Operating loss	(33,773)	(47,343)
Other income (expense):
Interest expense, net	(12,151)	(16,317)
Change in fair value of derivative liabilities	(549)	443
Other income	106
Offering costs (including 2014 capitalized IPO costs)		(3,978)
Total other income (expense)	(12,594)	(19,852)
Net loss	$ (46,367)	$ (67,195)
Net loss per share of common share outstanding - basic and diluted	$ (39.06)	$ (2,230.10)
Weighted average common shares outstanding - basic and diluted	1,187,104	30,131